First Trust Germany AlphaDEX Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Germany AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Germany Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Germany AlphaDEX Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust Germany AlphaDEX Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.80%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 27, 2013.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 27, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years
First Trust Germany AlphaDEX Fund	82	307

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select securities from the S&P Germany BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Germany. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of January 25, 2012, the Index was comprised of 40 securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Although the Fund's NAV is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

GERMANY RISK. The Fund invests in securities of companies that are domiciled or operating in Germany. Investing in securities of German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

SMALLER COMPANY RISK. The Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

First Trust Canada AlphaDEX Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Canada AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Canada Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Canada AlphaDEX Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust Canada AlphaDEX Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.80%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 27, 2013.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 27, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years
First Trust Canada AlphaDEX Fund	82	307

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select securities from the S&P Canada BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Canada. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of January 25, 2012, the Index was comprised of 40 securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Although the Fund's NAV is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

ENERGY SECTOR RISK. The Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices have been extremely volatile.

CANADA RISK. The Fund invests in securities issued by companies that are domiciled or operating in Canada. Investing in securities of Canadian companies may involve additional risks. The Canadian and U.S. economies are closely integrated and Canada therefore relies on significant investment from U.S. sources. As a major producer of forest products, metals, agricultural products

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

SMALLER COMPANY RISK. The Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. and energy-related products, Canada is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Continued demands by the Province of Quebec for sovereignty could significantly affect the Canadian market, particularly if such demands are met. In addition, a small number of industries represent a large portion of the Canadian market.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

First Trust Australia AlphaDEX Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Australia AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Australia Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Australia AlphaDEX Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust Australia AlphaDEX Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.80%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 27, 2013.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 27, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years
First Trust Australia AlphaDEX Fund	82	307

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select securities from the S&P Australia BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Australia. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of January 25, 2012 the Index was comprised of 40 securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Although the Fund's NAV is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

FINANCIALS SECTOR RISK. The Fund invests in the securities of companies in the financials sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

MATERIALS RISK. The Fund invests significantly in companies involved in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

AUSTRALIA RISK. The Fund invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

SMALLER COMPANY RISK. The Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

First Trust United Kingdom AlphaDEX Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust United Kingdom AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined United Kingdom Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust United Kingdom AlphaDEX Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust United Kingdom AlphaDEX Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.80%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 27, 2013.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 27, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years
First Trust United Kingdom AlphaDEX Fund	82	307

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select securities from the S&P United Kingdom BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in the United Kingdom. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of January 25, 2012, the Index was comprised of 75 securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Although the Fund's NAV is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

UNITED KINGDOM RISK. The Fund invests in securities issued by companies that are domiciled or operating in a country that is part of the United Kingdom (i.e., England, Ireland, Scotland and Wales) and is therefore subject to certain risks associated with the United Kingdom and Europe as a whole. The United Kingdom is a member of the European Union ("EU"), and consequently, is a part of one of the largest common markets in the world. However, the continued implementation of the EU provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and the rest of Europe and their effect on securities issued by United Kingdom companies impossible to predict. Despite the fact that the United Kingdom did not convert to the Euro, the European sovereign debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the United Kingdom and the surrounding region.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

SMALLER COMPANY RISK. The Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

First Trust Taiwan AlphaDEX Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Taiwan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Taiwan Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Taiwan AlphaDEX Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust Taiwan AlphaDEX Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.80%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 27, 2013.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 27, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years
First Trust Taiwan AlphaDEX Fund	82	307

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select securities from the S&P Taiwan BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Taiwan. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of January 25, 2012, the Index was comprised of 40 securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKET RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CURRENCY RISK. Although the Fund's NAV is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

TECHNOLOGY COMPANIES RISK. The Fund invests in the securities of technology companies. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

TAIWAN RISK. The Fund invests in securities issued by companies that are domiciled or operating in the Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

SMALLER COMPANY RISK. The Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

RISK OF CASH TRANSACTIONS. Unlike most exchange-traded funds, the Fund currently intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund currently intends to effect a significant portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund's Shares than for more conventional exchange-traded funds.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

First Trust Hong Kong AlphaDEX Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Hong Kong AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Hong Kong Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Hong Kong AlphaDEX Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust Hong Kong AlphaDEX Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.80%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 27, 2013.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 27, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years
First Trust Hong Kong AlphaDEX Fund	82	307

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select securities from the S&P Hong Kong BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Hong Kong. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of January 25, 2012, the Index was comprised of 40 securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKET RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CURRENCY RISK. Although the Fund's NAV is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

FINANCIALS SECTOR RISK. The Fund invests in the securities of companies in the financials sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

HONG KONG RISK. The Fund invests in securities issued by companies that are domiciled or operating in Hong Kong and is therefore subject to certain risks associated specifically with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

SMALLER COMPANY RISK. The Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

First Trust Switzerland AlphaDEX Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Switzerland AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Switzerland Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Switzerland AlphaDEX Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust Switzerland AlphaDEX Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.80%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 27, 2013.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 27, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years
First Trust Switzerland AlphaDEX Fund	82	307

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select securities from the S&P Switzerland BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Switzerland. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of January 25, 2012, the Index was comprised of 40 securities.

PRINCIPAL RISKS

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select securities from the S&P Switzerland BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Switzerland. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of January 25, 2012, the Index was comprised of 40 securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Although the Fund's NAV is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

FINANCIALS SECTOR RISK. The Fund invests in the securities of companies in the financials sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

SWITZERLAND RISK. The Fund invests in securities issued by companies that are domiciled or operating in Switzerland and is therefore subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative affect on the Swiss economy. Additionally, the European sovereign debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an affect on the Swiss economy, and in turn, the securities in which the Fund invests.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

SMALLER COMPANY RISK. The Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

First Trust Emerging Markets Small Cap AlphaDEX Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Small Cap Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Emerging Markets Small Cap AlphaDEX Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust Emerging Markets Small Cap AlphaDEX Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.80%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before February 3, 2013.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until February 3, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years
First Trust Emerging Markets Small Cap AlphaDEX Fund	82	307

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select small cap securities from the S&P Emerging Markets BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of December 30, 2011, the Index was comprised of 200 securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKET RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CURRENCY RISK. Although the Fund's NAV is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

TAIWAN RISK. The Fund may invest a significant portion of its asets in securities issued by companies that are domiciled or operating in the Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

CHINA RISK. The Fund may invest a significant portion of its assets in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Therefore, H shares may be susceptible to greater price fluctuations. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Chinese securities may also be subject to greater restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like China.

RISK OF CASH TRANSACTIONS. Unlike most exchange-traded funds, the Fund currently intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund currently intends to effect a significant portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund's Shares than for more conventional exchange-traded funds.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

SMALLER COMPANY RISK. The Fund invests in small capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

First Trust Developed Markets ex-US Small Cap AlphaDEX Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Small Cap Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Developed Markets ex-US Small Cap AlphaDEX Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust Developed Markets ex-US Small Cap AlphaDEX Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.80%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before February 3, 2013.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until February 3, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years
First Trust Developed Markets ex-US Small Cap AlphaDEX Fund	82	307

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select small cap securities from the S&P Developed Markets ex-US BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets, excluding the U.S. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of December 30, 2011, the Index was comprised of 400 securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Although the Fund's NAV is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

JAPAN RISK. The Fund may invest a significant portion of its assets in common stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

SMALLER COMPANY RISK. The Fund invests in small capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.